TRI-CONTINENTAL CORPORATION
                                   MANAGED BY
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        INVESTMENT MANAGERS AND ADVISORS
                                ESTABLISHED 1864
                       100 PARK AVENUE, NEW YORK, NY 10017

This report is intended only for the information of stockholders or those who have received the current prospectus covering shares of Common Stock of Tri-Continental Corporation, which contains information about management fees and other costs.
                                                                    CETRI3c 9/96
--------------------------------------------------------------------------------
                            3RD QUARTER REPORT 1996
                                 TRI-CONTINENTAL
                                  CORPORATION
                         AN INVESTMENT YOU CAN LIVE WITH
--------------------------------------------------------------------------------

TRI-CONTINENTAL CORPORATION

To the Stockholders:

Tri-Continental Corporation's investment results were strong in the third quarter of 1996. Consequently, for the nine months ended September 30, 1996, the Corporation's results based on net asset value outpaced the Standard &
Poor's 500 Composite Stock Price Index (S&P 500) and slightly lagged the universe of Closed-End Growth & Income Funds, as measured by Lipper Analytical Services. The total return based on market price was stronger, reflecting a narrowing in the discount from net asset value. Specific performance information and a discussion with your Portfolio Manager about the past three months begin on page 2.

     In the third quarter of 1996, the economy continued to grow at a healthy pace with virtually no inflationary repercussions and no action from the Federal Reserve Board to alter interest rates. Reports issued in September reflected the economy's health, showing improvement in production, new home sales, wages, and spending.

     With the lowest unemployment rate since June 1990, strong personal incomes, interest rates far below their 1980s levels, and few signs of inflationary pressure, consumer confidence as measured by The Con-ference Board rose 25% above its January 1996 level.

     Despite the Fed's unchanging position on interest rates in the third quarter, the apprehension surrounding each Fed meeting continued to have a significant influence on the financial markets. In the equity markets, July was marked by a correction, August by a recovery, and September by a series of record-breaking highs. Continuing the year's trend, the bond markets rose or fell with the release of each new economic report. Following the Fed's September 24 decision to maintain the current fed funds rate, the yields on the 30-year Treasury bond declined modestly. For the remainder of the month, the yield ranged from 6.89% to 6.98%, ending the quarter at 6.92%.

     Going forward, we foresee continued, albeit moderate, economic growth and a benign level of inflation. This environment of modest growth, combined with relatively stable interest rates, should be beneficial for financial markets in the months ahead. As always, there could be short-term volatility, but we remain confident in the long-term outlook.

     As we near the end of the year, we encourage you to review your overall investment portfolio. When doing so, you may wish to consult your financial advisor to discuss financial issues such as tax planning, and to ensure that you are following the best investment strategy to help you seek your financial goals.

     We welcome Odette Galli as Co-Portfolio Manager of Tri-Continental Corporation. Ms. Galli has been with J. & W. Seligman & Co. Incorporated since 1993, has been a member of the Seligman Growth and Income Team since early 1995, and has 15 years of investment experience.

     We thank you for your continued interest in Tri-Continental Corporation, and look forward to serving your investment needs in the many years to come.

By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                                              /s/ Brian T. Zino
                                                              -----------------
                                                                  Brian T. Zino
                                                                       President
October 30, 1996

TRI-CONTINENTAL CORPORATION

INTERVIEW WITH YOUR PORTFOLIO MANAGER, CHARLES C. SMITH, JR.

----------

 [PHOTO]

----------

HOW WERE TRI-CONTINENTAL'S INVESTMENT RESULTS IN THE PAST THREE MONTHS?

The third quarter of 1996 was another strong period for Tri-Continental Corporation. Although the Corporation's total return based on net asset value modestly lagged the Standard & Poor's 500 Composite Stock Price Index (S&P 500), it outpaced the average of its competitor universe, the Closed-End Growth & Income Funds, as measured by Lipper Analytical Services. On a market price basis, however, the Corporation significantly outperformed both the S&P 500 and its Lipper competitors in the third quarter. Additionally, for the nine months ended September 30, 1996, the Corporation's net asset value and market price results outpaced the S&P 500.

WHAT SPECIFIC ECONOMIC FACTORS INFLUENCED THE CORPORATION IN THE PAST QUARTER?

Signs of economic strength continued in the third quarter, including positive housing and employment figures. These figures triggered fears of inflationary growth and a correction in the equity markets in July. The equity markets quickly recovered, due in part to positive corporate profit reports which exceeded Wall Street expectations, and ended the quarter with most indices reaching new highs. These record-breaking advances resulted in an overall improvement in the valuations of many of the Corporation's holdings. However, volatility in the fixed-income markets, caused by participants' concern over a possible Federal Reserve Board interest rate hike, impaired the performance of the Corporation's interest rate-sensitive positions, specifically its banks and utility stocks.

WHAT MARKET TRENDS AFFECTED THE CORPORATION IN THE PAST THREE MONTHS?

This quarter witnessed the comeback of more defensive holdings, as the Dow Jones Industrial Average outperformed the S&P 500. Market participants retreated to established large-cap industry leaders with solid profit histories in anticipation of an economic slowdown. Our larger-cap investment style, therefore, improved the Corporation's investment results in the quarter.

     Otherwise, the utility sector underperformed due to continued industry-wide deregulation and competitive pricing wars. We slowly reduced our weighting in the utility sector, which performed poorly this quarter, and redeployed assets in technology companies. Further, we were able to take profits in the retail sector, which had seen a strong run earlier in the year but became fairly valued in the third quarter. We also reduced our energy holdings, taking profits in rallying gas and drilling companies that approached full valuations.

WHAT INDUSTRIES, SPECIFICALLY, PERFORMED WELL WITHIN THE PORTFOLIO?

Technology stocks, which performed very well in the second quarter, continued to improve the Corporation's investment results. The July correction gave us an opportunity to purchase quality technology stocks at reduced prices. We increased the Corporation's weighting in blue-chip technology issues, adding companies such as

TRI-CONTINENTAL CORPORATION

Compaq Computer Corporation and Hewlett Packard, and took profits in Dell Computer Corporation late in the quarter. We also added Kemet Corporation, seeing an opportunity for a turnaround in the components industry. Elsewhere, we selectively added to health care, purchasing innovative drug companies such as Schering-Plough Corporation due to their earnings growth prospects.

WHAT IS YOUR OUTLOOK?

This quarter, we modestly reduced Tri-Continental's exposure to convertible stocks and invested the profits into common stocks that have better growth characteristics and that can participate more directly in the appreciation of the equity markets. Over the next 12 months, we anticipate the moderating economy will continue to support the financial markets. Currently, the portfolio is poised to take advantage of a continued bull market. Our strength is built on our value-oriented approach which is evident in the fact that the portfolio has a lower price-to-earnings ratio than the S&P 500. Therefore, we should participate in a rising market and be less severely impacted by potential corrections. Going forward, we continue to seek attractively valued companies with good fundamentals and long-term earnings growth prospects in promising industries.

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TRI-CONTINENTAL CORPORATION

--------------------------------------------------------------------------------

INVESTMENT RESULTS PER COMMON SHARE
TOTAL RETURNS*
For Periods Ended September 30, 1996
                                                                                 Average Annual
                                                                       ------------------------------------


                                          Three          Nine            One          Five            10
                                         Months         Months          Year          Years          Years
                                        --------       --------         -----         -----          -----
           MARKET PRICE                  4.84%          15.44%         21.88%        10.70%         11.36%

           NET ASSET VALUE               2.35           13.90          20.67         13.05          13.08

           S&P 500**                     3.09           13.50          20.33         15.23          14.95


PRICE PER SHARE
                           September 30, 1996       June 30, 1996      March 31, 1996       December 31, 1995
                           -------------------      -------------      ---------------     -------------------
           MARKET PRICE          $25.00                $24.00              $23.875               $22.625

           NET ASSET VALUE        30.07                 29.57               29.28                 27.58


DIVIDEND AND CAPITAL GAIN INFORMATION
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996
                                                                                  Capital Gain
                                                   Capital Gain       -------------------------------------
                   Dividend Paid+                      Paid             Realized             Unrealized++
                  ----------------                --------------        ---------            ------------
                        $0.50                         $0.572              $2.44                  $6.07


 * These rates of return reflect changes in market price or net asset value, as applicable, and assume that all distributions within the period are reinvested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.
** The S&P 500 is an unmanaged index that assumes reinvestment of estimated dividends, and does not reflect fees and expenses. Investors may not invest directly in an index.
 + Preferred Stockholders were paid dividends totaling $1.875 per share.
++ Represents the per share amount of net unrealized appreciation of portfolio securities as of September 30, 1996.
--------------------------------------------------------------------------------

TRI-CONTINENTAL CORPORATION
LARGEST PORTFOLIO CHANGES
July 1 TO September 30, 1996

                                             SHARES
                                 ----------------------------
                                                  HOLDINGS
ADDITIONS                          INCREASE        9/30/96
                                   ---------     ----------

COMMON STOCKS
Arrow Electronics, Inc.             300,000        300,000
Automatic Data
   Processing, Inc.                 300,000        300,000
Donnelley (R.R.) & Sons
   Company                          300,000        600,000
Kemet Corporation                   600,000        600,000
Medtronic, Inc.                     200,000        400,000
Motorola Inc.                       200,000        475,000
PepsiCo, Inc.                       400,000        900,000
Schering-Plough Corporation         200,000        200,000
Union Camp Corporation              300,000        300,000
WorldCom, Inc.                      750,000        750,000


                                             SHARES
                                 ----------------------------
                                                  HOLDINGS
REDUCTIONS                         DECREASE        9/30/96
                                  ----------     ----------

COMMON STOCKS
American Stores Company             500,000             --
American Telephone &
   Telegraph Company                350,000             --
Anadarko Petroleum Company          200,000             --
Avalon Properties, Inc.             500,000             --
Boeing Company                      175,000             --
The Clorox Company                  200,000             --
Dell Computer Corporation           200,000             --
Fluor Corporation                   200,000             --
Kimco Realty Corporation            450,000             --
Tandy Corporation                   350,000             --

Largest portfolio changes are based on cost of purchases and proceeds from sales of securities.


10 LARGEST HOLDINGS
At September 30, 1996

---------------------------------------------------------
                                                 VALUE
                                              -----------
General Electric Company                      $36,400,000
General Signal Corporation                     35,200,000
American International Group, Inc.             30,225,000
Bank of New York Company, Inc.                 29,375,000
Fleet Financial Group, Inc.                    28,925,000
Intel Corporation                              28,631,250
General Re Corporation                         28,350,000
Echlin Inc.                                    28,237,500
Wal-Mart Stores, Inc.                          26,375,000
Colgate-Palmolive Company                      26,062,500
---------------------------------------------------------

TRI-CONTINENTAL CORPORATION
PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                        Shares         Value
                                       -------     -------------
COMMON STOCKS - 89.5%
AEROSPACE - 2.8%
General Dynamics Corporation           200,000      $ 13,775,000
General Motors Corporation Class "H"   200,000        11,550,000
Lockheed Martin Corporation            200,000        18,025,000
Raytheon Company                       300,000        16,687,500
United Technologies Corporation        150,000        18,018,750
                                                    ------------
                                                    $ 78,056,250
                                                    ------------
AUTOMOTIVE AND RELATED - 2.6%
Autoliv (ADRs)+*                        70,000      $  3,045,000
Echlin Inc.                            900,000        28,237,500
Genuine Parts Company                  330,000        14,437,500
Harley-Davidson Inc.                   500,000        21,500,000
Volkswagen AG (ADRs)                    68,000         5,073,473
                                                    ------------
                                                    $ 72,293,473
                                                    ------------
BASIC MATERIALS - 1.3%
Aluminum Company of America            200,000      $ 11,800,000
Nucor Corporation                      200,000        10,150,000
Pohang Iron & Steel (ADSs)             210,000         4,488,750
Reynolds Metals Company                200,000        10,225,000
                                                    ------------
                                                    $ 36,663,750
                                                    ------------
BUILDING AND
   CONSTRUCTION - 0.5%
Sherwin-Williams Corporation           300,000      $ 13,912,500
                                                    ------------
CHEMICALS - 2.3%
Bayer AG                               400,000      $ 14,615,561
Dow Chemical Company                   250,000        20,062,500
Morton International, Inc.             300,000        11,925,000
Olin Corporation                       200,000        16,800,000
                                                    ------------
                                                    $ 63,403,061
                                                    ------------
COMMUNICATIONS - 5.2%
Alcatel Alsthom Compagnie
   Generale d'Electricite               65,000      $  5,481,913
ALLTEL Corporation                     500,000        13,937,500
Frontier Corporation                   400,000        10,650,000
GTE Corporation                        600,000        23,100,000
Indosat (ADRs)                          84,200         2,778,600
NYNEX Corporation                      250,000        10,875,000
SBC Communications Inc.                400,000        19,250,000
Tele Danmark (ADSs)                    415,000         9,804,375
Telecom Italia-Di Risp               2,526,000         4,651,842
Telecom Italia Mobile-Di Risp        2,526,000         3,134,396
Teleport Communications
   Group Inc. Class "A"*               500,000        11,781,250
U.S. West, Inc.                        400,000        11,900,000
WorldCom, Inc.*                        750,000        16,125,000
                                                    ------------
                                                    $143,469,876
                                                    ------------
COMPUTER AND
  BUSINESS SERVICES - 5.8%
Automatic Data Processing, Inc.        300,000      $ 13,087,500
Compaq Computer Corporation*           250,000        16,031,250
Electronic Data Systems Corporation    350,000        21,481,250
First Data Corporation                 250,000        20,406,250
Hewlett-Packard Company                400,000        19,500,000
Intel Corporation                      300,000        28,631,250
Microsoft Corporation*                 150,000        19,771,875
Olivetti & C Spa                     3,063,300         1,122,232
Sun Microsystems, Inc.*                350,000        21,721,875
                                                    ------------
                                                    $161,753,482
                                                    ------------
CONSUMER GOODS
   AND SERVICES - 11.8%
Adidas AG                              165,960      $ 15,127,342
Allied-Domecq plc                      870,000         6,116,289
B.A.T. Industries plc                1,440,000         9,593,663
Coca-Cola Company                      300,000        15,262,500
Colgate-Palmolive Company              300,000        26,062,500
CPC International Inc.                 250,000        18,718,750
Eastman Kodak Company                  300,000        23,550,000
General Mills, Inc.                    200,000        12,075,000
Gillette Company                       200,000        14,425,000
International Flavors & Fragrances Inc.500,000        21,812,500
Liz Claiborne, Inc.                    400,000        14,900,000
McDonald's Corporation                 400,000        18,950,000
PepsiCo, Inc.                          900,000        25,425,000
Philip Morris Companies, Inc.          150,000        13,462,500
Procter & Gamble Company               200,000        19,500,000
RJR Nabisco Holdings Corporation       500,000        13,000,000
Rubbermaid Incorporated                800,000        19,600,000
Sara Lee Corporation                   600,000        21,450,000
Sysco Corporation                      500,000        16,812,500
                                                    ------------
                                                    $325,843,544
                                                    ------------
DIVERSIFIED - 3.3%
Allied Signal Inc.                     300,000      $ 19,762,500
Cooper Industries, Inc.                400,000        17,300,000
Corning, Inc.                          350,000        13,650,000
Minnesota Mining &
   Manufacturing Company               300,000        20,962,500
Tenneco, Inc.                          400,000        20,050,000
                                                    ------------
                                                    $ 91,725,000
                                                    ------------
DRUGS AND HEALTH CARE - 7.3%
Abbott Laboratories                    300,000      $ 14,775,000
American Home Products Corporation     300,000        19,125,000
Baxter International Inc.              250,000        11,687,500
Bristol-Myers Squibb Company           250,000        24,093,750
Guidant Corporation                    250,000        13,812,500
Medtronic, Inc.                        400,000        25,650,000
Merck & Co., Inc.                      300,000        21,112,500


----------
See footnotes on page 8.

TRI-CONTINENTAL CORPORATION               September 30, 1996

                                        Shares         Value
                                       -------     -------------
DRUGS AND HEALTH
   CARE (continued)
Pharmacia & Upjohn, Inc.               425,000      $ 17,531,250
Sandoz AG                                6,800         8,166,507
Schering-Plough Corporation            200,000        12,300,000
United Healthcare Corporation          250,000        10,406,250
Warner-Lambert Company                 350,000        23,100,000
                                                    ------------
                                                    $201,760,257
                                                    ------------
ELECTRIC AND
   GAS UTILITIES - 3.8%
Baltimore Gas & Electric Company       400,000      $ 10,450,000
British Gas plc (ADRs)                 115,000         3,608,125
Central & South West Corporation       500,000        13,000,000
Empresa Nacional de Electricidad (ADRs)132,000         7,837,500
Entergy Corporation                    500,000        13,500,000
Hong Kong & China Gas Company Ltd.*  4,800,000         8,162,421
Hong Kong & China Gas
   Company Ltd. (Warrants)*            400,000           121,557
Huaneng Power International (ADRs)*    270,000         4,488,750
Sonat Inc.                             400,000        17,700,000
VEBA AG                                230,000        12,053,903
The Williams Companies, Inc.           300,000        15,300,000
                                                    ------------
                                                    $106,222,256
                                                    ------------
ELECTRONICS - 4.6%
AMP Inc.                               600,000      $ 23,250,000
Arrow Electronics, Inc.                300,000        13,350,000
Atmel Corporation*                     200,000         6,162,500
Kemet Corporation*                     600,000        12,187,500
Motorola Inc.                          475,000        24,521,875
Synopsys, Inc.*                        250,000        11,531,250
Teradyne, Inc.                         500,000         8,312,500
Vishay Intertechnology, Inc.*        1,000,000        23,125,000
Xilinx, Inc.*                          150,000         5,090,625
                                                    ------------
                                                    $127,531,250
                                                    ------------
ENERGY - 5.9%
Amoco Corporation                      275,000      $ 19,387,500
Atlantic Richfield Company             125,000        15,937,500
Baker Hughes Incorporated              500,000        15,187,500
Enron Corporation                      500,000        20,375,000
Exxon Corporation                      300,000        24,975,000
PanEnergy Corporation                  450,000        15,581,250
Schlumberger Ltd.                      200,000        16,900,000
Texaco Inc.                            250,000        23,000,000
Total S.A. Class "B"                    76,983         6,060,186
Union Pacific Resources Group Inc.     200,000         5,600,000
                                                    ------------
                                                    $163,003,936
                                                    ------------
ENTERTAINMENT
   AND LEISURE - 1.1%
Disney (Walt) Company                  250,000      $ 15,843,750
News Corp. Ltd. (ADRs)                 260,000         5,427,500
News Corp. Ltd. (ADRs-Voting
   Preference Shares)                  130,000      $  2,210,000
Television Broadcast*                1,900,000         7,063,882
                                                    ------------
                                                    $ 30,545,132
                                                    ------------
ENVIRONMENTAL
   MANAGEMENT - 0.5%
Browning-Ferris Industries, Inc.       600,000      $ 15,000,000
                                                    ------------
FINANCE AND INSURANCE - 12.5%
ABN-AMRO Holding N.V.                  127,717      $  7,086,677
ACE Limited                            300,000        15,862,500
American International Group, Inc.     300,000        30,225,000
AXA S.A.                               166,509         9,976,739
BankAmerica Corporation                300,000        24,637,500
Bank of New York Company, Inc.       1,000,000        29,375,000
Citicorp                               250,000        22,656,250
Federal National Mortgage Association  600,000        20,925,000
Fleet Financial Group, Inc.            650,000        28,925,000
General Re Corporation                 200,000        28,350,000
Grupo Financiero Banamex
   Accival, S.A. Class "B"           2,176,000         4,720,149
Household International, Inc.          250,000        20,562,500
HSBC Holdings plc                      550,000        10,206,259
ING Groep N.V.                         431,093        13,459,841
Irish Life plc                       1,200,000         4,819,379
Krung Thai Bank Public
   Company Limited                   1,100,000         4,716,202
Mellon Bank Corporation                400,000        23,700,000
St. Paul Companies                     400,000        22,200,000
Travelers Incorporated                 500,000        24,562,500
                                                    ------------
                                                    $346,966,496
                                                    ------------
MANUFACTURING AND INDUSTRIAL
   EQUIPMENT - 5.5%
ABB AG (ADRs)                           97,000     $  11,870,132
BTR plc                              1,300,000         5,505,960
Emerson Electric Co.                   250,000        22,531,250
General Electric Company               400,000        36,400,000
General Signal Corporation             800,000        35,200,000
Illinois Tool Works, Inc.              200,000        14,425,000
Ingersoll-Rand Company                 300,000        14,250,000
Mannesmann                              22,500         8,436,670
Pacific Dunlop Ltd.                  1,500,000         3,109,613
                                                    ------------
                                                    $151,728,625
                                                    ------------
PAPER AND FOREST PRODUCTS - 3.2%
International Paper Company            600,000      $ 25,500,000
Kimberly-Clark Corporation             200,000        17,625,000
The Mead Corporation                   400,000        23,450,000
Stora Kopparbergs Class "B"            550,000         7,010,914
Union Camp Corporation                 300,000        14,662,500
                                                    ------------
                                                    $ 88,248,414
                                                    ------------
PUBLISHING - 2.6%
Donnelley (R.R.) & Sons Company        600,000shs.  $ 19,350,000
Elsevier                               650,000        10,755,423
Gannet Co., Inc.                       200,000        14,075,000
Reader's Digest Association Inc.
   Class "A"                           400,000        16,350,000
Tribune Co.                            150,000        11,700,000
                                                    ------------
                                                    $ 72,230,423
                                                    ------------

TRI-CONTINENTAL CORPORATION
PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                      Shares or
                                      Prin. Amt.         Value
                                      ---------      -------------
REAL ESTATE INVESTMENT
   TRUST - 0.6%
Security Capital Industrial Trust      400,000shs.    $  7,300,000
Security Capital Pacific Trust         400,000           8,450,000
                                                      ------------
                                                      $ 15,750,000
                                                      ------------
RETAIL TRADE - 4.1%
May Department Stores Company          400,000        $ 19,450,000
The Pep Boys--Manny, Moe and Jack      500,000          17,812,500
Sears, Roebuck & Company               300,000          13,425,000
Tesco plc                            1,478,000           7,023,532
Toys 'R' Us                            300,000           8,737,500
Wal-Mart Stores, Inc.                1,000,000          26,375,000
Woolworth Corporation*               1,000,000          20,625,000
                                                      ------------
                                                      $113,448,532
                                                      ------------
TRANSPORTATION - 2.2%
Burlington Northern Santa Fe           200,000        $ 16,875,000
Caliber System, Inc.                   600,000           9,675,000
Conrail Inc.                           200,000          14,475,000
Jurong Shipyard Ltd.                   425,000           2,067,649
Norfolk Southern Corporation           200,000          18,275,000
                                                      ------------
                                                      $ 61,367,649
                                                      ------------
TOTAL COMMON STOCKS
   (Cost: $1,929,382,734)                           $2,480,923,906
                                                    --------------

CONVERTIBLE ISSUES - 3.6%
Convertible Debentures - 1.7%

AUTOMOTIVE AND RELATED - 0.4%
Magna International Inc.,
   5%, 10/15/2002                 $ 10,000,000      $   10,712,500
                                                    --------------
COMPUTER AND
   BUSINESS SERVICES - 0.1%
EMC Corporation, 4 1/4%, 1/1/2001    1,500,000      $    1,773,750
                                                    --------------
DIVERSIFIED - 0.4%
MascoTech Inc., 4 1/2%, 12/15/2003  15,000,000      $   11,512,500
                                                    --------------
FINANCE AND INSURANCE - 0.1%
LibLife International,
   6 1/2%, 9/30/2004                 3,500,000      $    4,576,250
MANUFACTURING AND
   INDUSTRIAL EQUIPMENT - 0.5%
Teco Electrical and Machinery,
   2 3/4%, 4/15/2004                 3,000,000      $    2,340,000
TriMas Corporation, 5%, 8/1/2003    10,000,000          11,050,000
                                                    --------------
                                                    $   13,390,000
                                                    --------------
TRANSPORTATION - 0.2%
Nippon Yusen, 2%, 9/29/2000        505,000,000**    $    5,188,092
                                                    --------------
Total Convertible Debentures
   (Cost: $44,060,921)                              $   47,153,092
                                                    --------------

Convertible Preferred Stocks - 1.9%

DIVERSIFIED - 0.5%
Corning Inc. (Delaware), 6%           250,000shs.  $   14,125,000
RETAIL TRADE - 0.5%                                 --------------
Kmart Financing, 7 3/4%                300,000      $   14,662,500
STEEL - 0.9%                                        --------------
AK Steel Holdings Corporation, 7%      350,000      $   13,168,750
Bethlehem Steel Corporation, $3.50+    300,000          11,925,000
                                                    --------------
                                                    $   25,093,750
                                                    --------------
Total Convertible Preferred Stocks
   (Cost: $57,664,162)                              $   53,881,250
                                                    --------------
TOTAL CONVERTIBLE ISSUES
   (Cost: $101,725,083)                             $  101,034,342
                                                    --------------
TRI-CONTINENTAL FINANCIAL
   DIVISION++ - 0.6%
   (Cost: $14,486,594)                              $   15,616,226
                                                    --------------
SHORT-TERM HOLDINGS - 6.6%
First National Bank of Chicago,
   Grand Cayman,
   Fixed Time Deposit,
   5 3/4%, 10/1/1996              $ 84,300,000      $   84,300,000

Bank of Nova Scotia, Toronto,
   Fixed Time Deposit,
   5 3/4%, 10/1/1996               100,000,000         100,000,000
                                                    --------------
TOTAL SHORT-TERM HOLDINGS
   (Cost: $184,300,000)                             $  184,300,000
                                                    --------------
TOTAL INVESTMENTS - 100.3%
   (Cost: $2,229,894,411)                           $2,781,874,474

OTHER ASSETS LESS
   LIABILITIES - (0.3)%                                 (9,597,835)
                                                    --------------

NET INVESTMENT ASSETS - 100.0%                      $2,772,276,639
                                                    ==============

----------
  *Non-income producing security.
 **Principal amount reported in Japanese Yen.
  +Rule 144A security.
 ++Restricted securities.
Note: Investments in stocks, bonds, limited partnership interests, and short-term holdings maturing in more than 60 days are valued at current market values or, in their absence, fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

TRI-CONTINENTAL CORPORATION

For information about your Corporation, call or write Corporate Communications, J.& W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY10017. If you want information about your investment account, call or write Stockholder Services,Seligman Data Corp., at the same address.

--------------------------------------------------------------------------------
IMPORTANT TELEPHONE NUMBERS

STOCKHOLDER                        RETIREMENT PLAN      24-HOUR AUTOMATED
SERVICES                           SERVICES             TELEPHONE ACCESS SERVICE
(800) TRI-1092                     (800) 445-1777       (800) 622-4597
(8:30 a.m. to 6:00 p.m. EST)
--------------------------------------------------------------------------------

TRI-CONTINENTAL CORPORATION INVESTS PRIMARILY TO PRODUCE LONG-TERM GROWTH OF BOTH CAPITAL AND INCOME, WHILE PROVIDING REASONABLE CURRENT INCOME.


TY is Tri-Continental Corporation's symbol for its Common Stock on the New York Stock Exchange.